Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Disclosure of Net Defined Benefit Liability (Asset)

	Dec 31, 2018	Dec 31, 2017
	€m	€m
Total employee benefit obligations-Germany	128.0	117.5
Total employee benefit obligations-Sweden	60.5	59.8
Total employee benefit obligations-Italy	4.7	5.3
Total employee benefit obligations-Austria	4.3	2.8
Sub-total	197.5	185.4
Total net employee benefit obligations-other countries	3.1	3.0
Total net employee benefit obligations	200.6	188.4

Disclosure of Fair Value of Plan Assets
The fair value of plan assets, all at quoted prices are as follows:

	Dec 31, 2018	Dec 31, 2017
	€m	€m
Equities	20.2	17.4
Debt instruments	47.2	51.3
Property	10.9	8.9
Other	3.2	3.7
Total	81.5	81.3
Movements in fair value of plan assets of defined benefit retirement plans:

2018
€m
Opening balance January 1, 2018	81.3
Interest income	1.6
Actuarial gains arising from the return on plan assets, excluding interest income	0.3
Contributions by employer	0.5
Contributions by members	0.5
Benefits paid	(2.7)
As at December 31, 2018	81.5

2017
€m
Opening balance January 1, 2017	79.8
Interest income	1.4
Actuarial gains arising from the return on plan assets, excluding interest income	1.9
Contributions by employer	0.5
Contributions by members	0.3
Benefits paid	(2.6)
As at December 31, 2017	81.3

Disclosure of Expense Recognized in Consolidated Statement of Profit or Loss
Expense recognized in the Consolidated Statement of Profit or Loss:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	2018	2018	2018
	€m	€m	€m
Current service cost	3.9	(0.1)	3.8
Interest cost	3.6	—	3.6
For the year ended December 31, 2018	7.5	(0.1)	7.4

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	2017	2017	2017
	€m	€m	€m
Current service cost	4.1	(0.1)	4.0
Interest cost	3.5	0.1	3.6
For the year ended December 31, 2017	7.6	—	7.6

Disclosure of Amount Recognized In Consolidated Statement of Comprehensive Income
Amount recognized in the Consolidated Statement of Comprehensive Income:

	Year ended December 31, 2018	Year ended December 31, 2017
	€m	€m
Actuarial experience losses	0.5	0.5
Actuarial losses arising from changes in financial assumptions	13.8	1.5
Actuarial gains arising from changes in demographic assumptions	(1.1)	(3.0)
Actuarial gains arising from the return on plan assets, excluding interest income	(0.3)	(1.9)
Total actuarial losses/(gains)	12.9	(2.9)

	Year ended December 31, 2018	Year ended December 31, 2017
	€m	€m
Cumulative amount of actuarial losses recognized in Consolidated Statement of Comprehensive Income	14.2	1.3

Disclosure of Actuarial Assumptions

	Defined benefit retirement plans				Post-employment medical benefits and other benefits
December 31, 2018	Germany	Sweden	Austria	Italy	Germany	Austria
Discount rate	1.75%	2.25%	2.0%	1.6%	1.20%	1.0%
Inflation rate	2.0%	2.0%	2.0%	1.5%	2.0%	2.0%
Rate of increase in salaries	2.8%	2.75%	3.0%	—	2.8%	3.0%
Rate of increase for pensions in payment	1%-2%	—	2.0%	—	—	—
Long term medical cost of inflation	—	—	—	—	—	2.0%

	Defined benefit retirement plans				Post-employment medical benefits and other benefits
December 31, 2017	Germany	Sweden	Austria	Italy	Germany	Austria
Discount rate	1.95%	2.4%	2.2%	1.2%	1.15%	0.9%
Inflation rate	2.0%	1.90%	2.0%	1.5%	2.0%	2.0%
Rate of increase in salaries	2.8%	2.25%	3.0%	—	2.8%	3.0%
Rate of increase for pensions in payment	1%-2%	2.25%	1.7%	—	—	—
Long term medical cost of inflation	—	—	—	—	—	2.0%

Disclosure of the Effect of a 1% Movement in the Discount Rate
The effect of a 1% movement in the most significant assumptions for the year ended December 31, 2018 is as follows:

	Increase	Decrease
	€m	€m
Discount rate	(45.5)	59.8
Inflation rate	37.8	(30.1)
Rate of increase in salaries	14.5	(10.7)
Rate of increase for pensions in payment	38.7	(30.8)

Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Disclosure of Net Defined Benefit Liability (Asset)

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2018	€m	€m	€m
Present value of unfunded defined benefit obligations	65.8	4.8	70.6
Present value of funded defined benefit obligations	208.4	—	208.4
Subtotal present value of defined benefit obligations	274.2	4.8	279.0
Fair value of plan assets	(81.5)	—	(81.5)
Recognized liability for net defined benefit obligations	192.7	4.8	197.5

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2017	€m	€m	€m
Present value of unfunded defined benefit obligations	65.7	4.9	70.6
Present value of funded defined benefit obligations	196.1	—	196.1
Subtotal present value of defined benefit obligations	261.8	4.9	266.7
Fair value of plan assets	(81.3)	—	(81.3)
Recognized liability for net defined benefit obligations	180.5	4.9	185.4
Movements in recognized liability for net defined benefit obligations:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2018	180.5	4.9	185.4
Current service cost	3.9	(0.1)	3.8
Interest cost	3.6	—	3.6
Actuarial losses	12.9	—	12.9
Contributions to plan	(0.6)	—	(0.6)
Benefits paid	(5.4)	—	(5.4)
Exchange adjustments	(2.2)	—	(2.2)
As at December 31, 2018	192.7	4.8	197.5

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2017	182.9	4.9	187.8
Current service cost	4.1	(0.1)	4.0
Interest cost	3.5	0.1	3.6
Actuarial gains	(2.9)	—	(2.9)
Contributions to plan	(0.5)	—	(0.5)
Benefits paid	(4.9)	—	(4.9)
Exchange adjustments	(1.7)	—	(1.7)
As at December 31, 2017	180.5	4.9	185.4

Movements in present value of defined benefit obligations:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2018	261.8	4.9	266.7
Current service cost	3.9	(0.1)	3.8
Interest cost	5.2	—	5.2
Actuarial experience losses	0.5	—	0.5
Actuarial losses arising from changes in financial assumptions	13.8	—	13.8
Actuarial gains arising from changes in demographic assumptions	(1.1)	—	(1.1)
Contributions to plan	0.4	—	0.4
Benefits paid	(8.1)	—	(8.1)
Exchange adjustments	(2.2)	—	(2.2)
As at December 31, 2018	274.2	4.8	279.0

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2017	262.7	4.9	267.6
Current service cost	4.1	(0.1)	4.0
Interest cost	4.9	0.1	5.0
Actuarial experience losses	0.5	—	0.5
Actuarial losses arising from changes in financial assumptions	1.5	—	1.5
Actuarial gains arising from changes in demographic assumptions	(3.0)	—	(3.0)
Contributions to plan	0.3	—	0.3
Benefits paid	(7.5)	—	(7.5)
Exchange adjustments	(1.7)	—	(1.7)
As at December 31, 2017	261.8	4.9	266.7

Experience adjustments [Domain]
Disclosure of defined benefit plans [line items]
Disclosure of Net Defined Benefit Liability (Asset)
The history of experience adjustments from inception of the Company for the defined benefit retirement plans is as follows:

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
	€m	€m	€m
Present value of defined benefit obligations	274.2	261.8	262.7
Fair value of plan assets	(81.5)	(81.3)	(79.8)
Recognized liability in the scheme	192.7	180.5	182.9
Experience losses/(gains) on scheme liabilities	0.5	0.5	(0.3)
Experience gains on scheme assets	(0.3)	(1.9)	(0.6)

Actuarial assumption of life expectancy after retirement [member]
Disclosure of defined benefit plans [line items]
Disclosure of Actuarial Assumptions

December 31, 2018 (years)	Germany	Sweden	Austria	Italy
Retiring at the end of the year:
Male	21	22	23	19
Female	24	24	25	22

December 31, 2017 (years)	Germany	Sweden	Austria	Italy
Retiring at the end of the year:
Male	20	22	21	20
Female	24	24	25	20